SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Twelve Month Average Benchmark Prices (Details)	12 Months Ended
Dec. 31, 2018 $ / bbl $ / MMBTU $ / bbl $ / MMBTU
Crude Oil and NGLs | WTI Cushing Oklahoma
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	65.55
Crude Oil and NGLs | WCS
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	53.67
Crude Oil and NGLs | Canadian Light Sweet
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	70.32
Crude Oil and NGLs | Cromer LSB
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	75.54
Crude Oil and NGLs | North Sea Brent
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	72.09
Crude Oil and NGLs | Edmonton C5
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	80.65
Natural Gas | Henry Hub Louisiana
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	3.02
Natural Gas | AECO
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	1.46
Natural Gas | BC Westcoast Station 2
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	1.25
USD
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Average foreign exchange rate	1.00